CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 17,603	$ 8,454
Accounts receivable, trade	2,969	4,252
Due from a related party (Note 3(a))	$ 66	$ 5
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Inventories	$ 360	$ 334
Prepaid expenses and other assets	1,420	1,126
Total current assets	22,418	14,171
FIXED ASSETS:
Vessels, net (Note 4)	73,964	63,672
Total fixed assets	73,964	63,672
OTHER NON-CURRENT ASSETS:
Deferred charges, net	1,178	1,175
Total assets	97,560	79,018
CURRENT LIABILITIES:
Accounts payable, trade and other	464	281
Due to related parties (Note 3(b))	$ 323	$ 410
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Dividends payable (Notes 6(c) and 6(e))	$ 547	$ 240
Accrued liabilities	693	1,154
Unearned revenue	174	374
Total current liabilities	2,201	2,459
NON-CURRENT LIABILITIES:
Warrants' liability (Note 6(b))	409	0
Total non-current liabilities	409	0
Commitments and contingencies (Note 5)
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 100,000,000 shares authorized, 525,930 issued and outstanding as at June 30, 2023, and 519,172 issued and outstanding as at December 31, 2022 (Note 6)	5	5
Common stock, $0.01 par value; 1,000,000,000 shares authorized; 3,549,484 issued and outstanding as at June 30, 2023, and 509,200 issued and outstanding as at December 31, 2022 (Note 6)	35	5
Additional paid-in capital (Note 6)	96,999	78,870
Accumulated Deficit	(2,089)	(2,321)
Total stockholders' equity	94,950	76,559
Total liabilities and stockholders' equity	$ 97,560	$ 79,018